UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forest Hill Capital LLC
Address: 100 Morgan Keegan
         Suite 430
         Little Rock, AR  72202

13F File Number:  28-11055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Lee
Title:     Manager
Phone:     501.666.3037

Signature, Place, and Date of Signing:

     Mark Lee     Little Rock, AR     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $219,516 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADTRAN INC                     COM              00738A106     5479   225000 SH       SOLE                   225000
AMERICAN SAFETY INS HLDGS LT   ORD              G02995101     4512   236747 SH       SOLE                   236474
AMERICAS CAR MART INC          COM              03062T105     1926   144158 SH       SOLE                   144158
ATLANTIC COAST FED CORP        COM              048425102     4657   244085 SH       SOLE                   244085
BALDOR ELEC CO                 COM              057741100    12643   335000 SH       SOLE                   335000
BANCTRUST FINANCIAL GP         COM              05978R107     2478   116895 SH       SOLE                   116895
BENCHMARK ELECTRS INC          COM              08160H101    12103   585814 SH       SOLE                   585814
BOEING CO                      COM              097023105      444     5000 SH       SOLE                     5000
BPZ ENERGY INC                 COM              055639108     9653  1608866 SH       SOLE                  1608866
BRIDGFORD FOODS CORP           COM              108763103     2944   408340 SH       SOLE                   408340
CHAMPS ENTMT INC DEL           COM              158787101      856   149597 SH       SOLE                   149597
CHANNELL COML CORP             COM              159186105     2200   552722 SH       SOLE                   552722
CIVITAS BANKGROUP INC          COM              178871109     1242   133600 SH       SOLE                   133600
DOMINION RES BLACK WARRIOR T   UNITS BEN INT    25746Q108      312    12600 SH       SOLE                    12600
FARMER BROS CO                 COM              307675108     3049   134307 SH       SOLE                   134307
FEDEX CORP                     COM              31428X106      660     6140 SH       SOLE                     6140
FIRST CLOVER LEAF FIN CORP     COM              31969M105      986    88000 SH       SOLE                    88000
FOUNDATION COAL HLDGS INC      COM              35039W100     5151   150000 SH       SOLE                    15000
GENESCO INC                    COM              371532102     7239   174300 SH       SOLE                   174300
HALOZYME THERAPEUTICS INC      COM              40637H109     4990   619100 SH       SOLE                   619100
HOME BANCSHARES INC            COM              436893200     2474   112193 SH       SOLE                   112193
HUNT J B TRANS SVCS INC        COM              445658107     9578   365000 SH       SOLE                   365000
INFINITY PPTY & CAS CORP       COM              45665Q103     2959    63137 SH       SOLE                    63137
ISHARES TR                     RUSSELL MIDCAP   464287499     1459    14000 SH       SOLE                    14000
ISHARES TR                     MSCI EAFE IDX    464287465     3432    45000 SH       SOLE                    45000
ISHARES TR                     RUSSELL1000GRW   464287614      529     9500 SH       SOLE                     9500
ISHARES TR                     RUSL 2000 GROW   464287648      400     5000 SH       SOLE                     5000
JABIL CIRCUIT INC              COM              466313103    10170   475000 SH       SOLE                   475000
NCI BUILDING SYS INC           COM              628852105     6898   144500 SH       SOLE                   144500
ODYSSEY HEALTHCARE INC         COM              67611V101     2278   173500 SH       SOLE                   173500
OLD DOMINION FGHT LINES INC    COM              679580100     3601   125000 SH       SOLE                   125000
PACIFIC SUNWEAR CALIF INC      COM              694873100     9561   459200 SH       SOLE                   459200
PILGRIMS PRIDE CORP            COM              721467108     7614   229400 SH       SOLE                   229400
POWER-ONE INC                  COM              739308104    10564  1846768 SH       SOLE                  1846768
PROSPECT ENERGY CORP           COM              74348T102     4741   276626 SH       SOLE                   276626
SAIA INC                       COM              78709Y105     3669   154500 SH       SOLE                   154500
SOUTHCOAST FINANCIAL CORP      COM              84129R100     1138    51007 SH       SOLE                    51007
SPDR TR                        UNIT SER 1       78462F103     1676    11800 SH       SOLE                    11800
STREETTRACKS GOLD TR           GOLD SHS         863307104     5917    90000 SH       SOLE                    90000
SUPERIOR BANCORP               COM              86806M106    11144  1013830 SH       SOLE                  1013830
SYPRIS SOLUTIONS INC           COM              871655106     2969   458947 SH       SOLE                   458947
TIDELANDS BANCSHARES INC       COM              886374107     3304   233500 SH       SOLE                   233500
TRIANGLE CAP CORP              COM              895848109     2640   193400 SH       SOLE                   193400
U S XPRESS ENTERPRISES INC     CL A             90338N103     1460    84588 SH       SOLE                    84588
ULTRA PETROLEUM CORP           COM              903914109     2922    55000 SH       SOLE                    55000
UNITED STATES OIL FUND LP      UNITS            91232N108     8909   167000 SH       SOLE                   167000
VIEWPOINT FINL GROUP           COM              926727108     4296   247602 SH       SOLE                   247602
VOLCOM INC                     COM              92864N101     8006   233000 SH       SOLE                   233000
WORLD FUEL SVCS CORP           COM              981475106     1684    36400 SH       SOLE                    36400